Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Disaggregation of Revenue

The following is a disaggregation of revenue categorized by commodities sold:

	Year ended	Year ended
	December 31,	December 31,
	2019	2018
Silver
Provisional sales revenue	$21,246	$22,400
Derivative pricing adjustments	179	(299)

	21,425	22,101
Zinc
Provisional sales revenue	$48,309	$44,148
Derivative pricing adjustments	(1,939)	(2,022)

	46,370	42,126
Lead
Provisional sales revenue	$26,061	$30,871
Derivative pricing adjustments	(550)	(513)

	25,511	30,358
Other by-products
Provisional sales revenue	$597	$542
Derivative pricing adjustments	(238)	(11)

	359	531
Total provisional sales revenue	$96,213	$97,961
Total derivative pricing adjustments	(2,548)	(2,845)

Gross revenue	$93,665	$95,116
Treatment and selling costs	(35,255)	(26,762)

	$58,410	$68,354